SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Concentration of credit risk
Accounts receivable, allowance for doubtful accounts	$ 7,993	$ 10,163
Accounts receivable	2,971,930	4,836,499
Customer A [Member]
Concentration of credit risk
Accounts receivable	1,286,454	1,368,956
Customer B [Member]
Concentration of credit risk
Accounts receivable	984,918	1,576,400
Customer C [Member]
Concentration of credit risk
Accounts receivable	$ 682,264	$ 1,294,342